EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFIT PLANS
Schedule of changes in actuarial liabilities

Balance at December 31, 2018	430,427
Business combination	147,877
Interest on employee benefits	44,496
Actuarial loss	147,640
Benefits paid in the year	(34,261)
Balance on December 31, 2019	736,179
Interest on employee benefits	53,092
Actuarial loss/gain	33,843
Employee contribution	(88)
Exchange rate variation	487
Benefits paid in the year	(38,468)
Balance on December 31, 2020	785,045

Schedule of key actuarial economic and biometric assumptions used in the calculations of liability

	December 31,	December 31,
	2020	2019
Economic
Discount rate – medical assistance and life insurance	4.39% p.a.	3.56% p.a.
Medical cost growth rate	3.25% p.a.	3.25% p.a.
Nominal inflation	3.25% p.a.	3.50% p.a.
Aging factor	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.	0 to 24 years: 1.50% p.a. 25 to 54 years: 2.50% p.a. 55 to 79 years: 4.50% p.a. Above 80 years: 2.50% p.a.
Biometric
Table of general mortality	AT-2000	AT-2000
Table of mortality of disable persons	IAPB 57	IAPB 57
Table of entry of disable	Mercer Disability	Mercer Disability
Turnover	1.00% p.a.	1.00% p.a.
Other
Retirement age	65 years	65 years
	90% married	90% married
Family composition	Men 4 years + old	Men 4 years + old
Permanency in the plan	100%	100%

Summary of sensitivity analysis of actuarial liabilities

The Company made the sensitivity analysis regarding the relevant assumptions of the plans on December 31, 2020, as set forth below:

Relevant assumptions	Changes in premise	Increase in present value, net	Decrease in present value, net
Discount rate	0.50%	Decrease of R$729,203	Increase of R$824,894
Medical costs growth rate	1.00%	Increase of R$876,554	Decrease of 689,324

Schedule of expected benefit obligation payments for future years

Medical
assistance and
Payments	life insurance
2021	35,658
2022	38,228
2023	40,886
2024	43,640
2025	46,409
2026 on onwards	274,822